Right-of-Use Assets and Lease Liabilities - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2027	$ 381,627
2028	238,972
2029	123,461
Total lease payments	744,060
Less: imputed interests	(21,843)
Operating lease liabilities on consolidated balance sheets	$ 722,217	$ 732,580